Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 81,839	$ 147,070	$ 190,627
Adjustments to reconcile net income to net cash provided by operating activities
Bad debt provision	2,083	1,615	582
Depreciation	11,993	13,643	16,374
Amortization of intangible assets and other assets	7,814	12,377	24,739
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business	86,882	0	40,324
Impairment loss of other assets	2,933	4,391	15,600
Share-based compensation expense	17,393	8,402	15,024
Loss from equity investments	518	1,079	724
Disposal loss/(gain) of fixed assets and intangible assets	(167)	156	805
Deferred tax expense	1,524	11,403	8,009
Change in contingent consideration	0	0	114
Change in fair value of financial instruments	(9,186)	(12,290)	(1,331)
Disposal of subsidiaries and long-term investment	523	(149)	(53,744)
Changes in current assets and liabilities, net of acquisition:
Restricted cash	(2,020)	0	0
Accounts receivable, net	(40,368)	14,840	4,295
Prepaid and other assets (including changes in interest receivables from related parties of $5,360, $(4,247) and $4,855, respectively)	14,149	1,756	(12,743)
Accounts payable	175	2,489	(16,280)
Receipts in advance and deferred revenue	(3,276)	4,449	2,065
Accrued salary and benefits	6,278	(4,985)	(16,460)
Accrued liabilities to suppliers	2,466	7,211	951
Tax payables	10,105	(4,630)	4,464
Other short-term liabilities (including changes in interest payables to related parties of $1,340, $(772) and $781, respectively)	7,117	(3,165)	(10,795)
Net cash provided by operating activities	198,775	205,662	213,344
Cash flows from investing activities:
Purchase of fixed assets	(2,414)	(4,032)	(12,443)
Purchase of intangible assets and other assets	(1,191)	(9,003)	(23,167)
Release of restricted time deposits	0	225,493	40,310
Investment in equity investees and debt securities	0	0	(4,136)
Purchase of financial instruments	(1,364,514)	(316,081)	(646,323)
Proceeds from financial instruments	1,197,774	364,121	642,473
Matching loans to related parties	(15,110)	(210,797)	(176,639)
Proceeds from matching loans	0	12,064	0
Loans to Sohu (Note 27)	(72,510)	(72,077)	0
Funds to 7Road	0	0	(20,033)
Return of funds from 7Road	4,928	5,061	9,415
Consideration received from sale of 7Road business and subsidiaries, net of cash (Note 2)	0	0	184,345
Other investing activities	(3,389)	566	2,263
Net cash used in investing activities	(256,426)	(4,685)	(3,935)
Cash flows from financing activities:
Loan proceeds from banks	0	0	0
Matching loans from related parties	15,000	209,941	182,900
Repayment of matching loans	0	(12,900)	0
Repayments of loans to offshore banks	0	(344,500)	(25,500)
Issuance of common stock	7	0	0
Payment for repurchase of shares	0	0	(14,506)
Other financing activities	6	0	0
Net cash provided by/(used in) financing activities	15,013	(147,459)	142,894
Effect of exchange rate changes on cash and cash equivalents	4,905	(14,563)	(3,180)
Reclassification of cash and cash equivalents from/ (to)assets held for sale	11,684	(11,684)	0
Net increase/(decrease) in cash and cash equivalents	(26,049)	27,271	349,123
Cash and cash equivalents, beginning of year	597,188	569,917	220,794
Cash and cash equivalents, end of year	571,139	597,188	569,917
Supplemental disclosures of cash flow
Cash paid for income taxes	(36,884)	(12,348)	(40,241)
Cash paid for interest expense	(3,648)	(5,263)	(7,235)
Supplemental schedule of non-cash investing activity
Changes in account payable, accrued expenses and other liabilities related to fixed assets and intangible assets additions	$ 2,377	$ (2,909)	$ (11,277)